Fair Value Measurements (Details) - Recurring - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Assets:
Financial assets	$ 238,375	$ 35,623
Liabilities:
Financial liabilities	169,755
Contingent earnout liability
Liabilities:
Financial liabilities	169,200
Private Placement Warrants
Liabilities:
Financial liabilities	555
Money market funds
Assets:
Financial assets	238,375	35,623
Level 1
Assets:
Financial assets	238,375	35,623
Level 1 | Money market funds
Assets:
Financial assets	238,375	$ 35,623
Level 3
Liabilities:
Financial liabilities	169,755
Level 3 | Contingent earnout liability
Liabilities:
Financial liabilities	169,200
Level 3 | Private Placement Warrants
Liabilities:
Financial liabilities	$ 555